Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (2,461)	$ (11,006)
Unrealized holding gains arising during the period:
Unrealized net gains	349	1,523
Related income tax expense	(109)	(588)
Net unrealized gains	240	935
Less: reclassification adjustment for net gains realized during the period
Realized net gains	980	104
Related income tax expense	(354)	(38)
Net realized gains	626	66
Other comprehensive income (loss)	(386)	869
Comprehensive loss	$ (2,847)	$ (10,137)